UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10197

        Nuveen California Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            08/31

Date of reporting period:          11/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen California Dividend Advantage Municipal Fund 2 (NVX)
November 30, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 5.4% (3.7% of Total Investments)

$4,625	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus	6/12 at 100.00	Baa3	$ 3,985,779
	County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33

3,200	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	3,121,088
	Series 2003A-1, 6.250%, 6/01/33

3,000	Northern California Tobacco Securitization Authority, Tobacco Settlement Asset-Backed Bonds, Series	6/11 at 100.00	BBB	2,463,690
	2001A, 5.375%, 6/01/41

2,800	Southern California Tobacco Securitization Authority, Tobacco Settlement Asset-Backed Bonds, Senior	6/12 at 100.00	BBB	2,400,216
	Series 2001A, 5.500%, 6/01/36

	Education and Civic Organizations - 15.3% (10.3% of Total Investments)

2,000	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2001Q,	6/11 at 101.00	AAA	2,076,040
	5.250%, 12/01/32

6,375	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program, Series	3/08 at 102.00	Aaa	6,687,949
	2001A, 5.400%, 3/01/21 (Alternative Minimum Tax) - MBIA Insured

	California State Public Works Board, Lease Revenue Bonds, University of California System, Series
	2002A:
8,880	5.375%, 10/01/16 - FSA Insured	10/12 at 100.00	AAA	9,734,611
10,570	5.375%, 10/01/18 - FSA Insured	10/12 at 100.00	AAA	11,527,642

620	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	10/13 at 100.00	N/R	608,394
	University, Series 2003, 6.500%, 10/01/23

3,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach Aquarium	11/11 at 101.00	AAA	3,098,940
	of the South Pacific, Series 2001, 5.250%, 11/01/30 - AMBAC Insured

	Healthcare - 8.2% (5.6% of Total Investments)

2,000	California Health Facilities Financing Authority, Revenue Bonds, Casa Colina Inc., Series 2001,	4/12 at 100.00	BBB+	2,094,520
	6.000%, 4/01/22

500	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance LLC,	8/11 at 102.00	A	514,085
	Series 2001A, 5.550%, 8/01/31

5,355	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	No Opt. Call	A	5,658,093
	Series 2002E, 4.700%, 11/01/36 (Mandatory put 6/01/09)

2,185	California Statewide Community Development Authority, Health Facility Revenue Refunding Bonds,	No Opt. Call	A	2,472,590
	Memorial Health Services, Series 2003A, 6.000%, 10/01/11

2,500	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey Peninsula	6/13 at 100.00	AAA	2,703,700
	Hospital, Series 2003B, 5.250%, 6/01/18 - FSA Insured

3,000	Central California Joint Powers Health Finance Authority, Certificates of Participation, Community	2/10 at 101.00	Baa2	3,095,250
	Hospitals of Central California Obligated Group, Series 2000, 6.000%, 2/01/30

1,500	Whittier, California, Health Facility Revenue Bonds, Presbyterian Intercommunity Hospital, Series	6/12 at 101.00	A	1,583,520
	2002, 5.600%, 6/01/22

	Housing/Multifamily - 7.5% (5.1% of Total Investments)

2,450	ABAG Finance Authority for Non-Profit Corporations, California, Multifamily Housing Revenue	No Opt. Call	Baa2	2,664,743
	Refunding Bonds, United Dominion/2000 Post Apartments, Series 2000B, 6.250%, 8/15/30 (Mandatory
	put 8/15/08)

3,750	California Statewide Community Development Authority, Revenue Refunding Bonds, Irvine Apartment	7/08 at 101.00	BBB	3,941,137
	Communities Development, Series 1998A, 4.900%, 5/15/25 (Mandatory put 5/15/08)

5,962	California Statewide Community Development Authority, Multifamily Housing Revenue Refunding Bonds,	6/11 at 102.00	AAA	6,135,196
	Claremont Village Apartments, Series 2001D, 5.500%, 6/01/31 (Alternative Minimum Tax) (Mandatory
	put 6/01/16)

3,500	California Statewide Community Development Authority, GNMA Collateralized Housing Revenue Refunding	8/12 at 105.00	Aaa	3,917,900
	Bonds, Crowne Pointe Project, Series 2002F, 6.750%, 8/20/37

	Housing/Single Family - 0.9% (0.6% of Total Investments)

1,920	California Rural Home Mortgage Finance Authority, Single Family Mortgage Revenue Bonds,	6/11 at 102.00	AAA	1,964,602
	Mortgage-Backed Securities Program, Series 2001A, 5.650%, 12/01/31 (Alternative Minimum Tax)

	Long-Term Care - 0.7% (0.5% of Total Investments)

1,550	California Health Facilities Financing Authority, Revenue Bonds, Northern California Retired	1/13 at 100.00	A	1,592,253
	Officers Community Corporation - Paradise Valley Estates, Series 2002, 5.125%, 1/01/22

	Tax Obligation/General - 33.1% (22.5% of Total Investments)

5,000	California, General Obligation Refunding Bonds, Series 2002, 5.000%, 2/01/12	No Opt. Call	A	5,446,850

7,225	California, General Obligation Veterans Welfare Bonds, Series 2001BV, 5.600%, 12/01/32 - FSA	6/06 at 101.00	AAA	7,595,859
	Insured

	California, General Obligation Bonds, Series 2003:
3,000	5.250%, 2/01/20	8/13 at 100.00	A	3,200,910
1,400	5.250%, 2/01/21	8/13 at 100.00	A	1,485,428

1,350	California, General Obligation Bonds, Series 2004, 5.125%, 4/01/25	4/14 at 100.00	A	1,392,350

3,615	Colton Joint Unified School District, San Bernardino County, California, General Obligation Bonds,	8/12 at 102.00	AAA	3,959,763
	Series 2002A, 5.500%, 8/01/22 - FGIC Insured

	Contra Costa County Community College District, California, General Obligation Bonds, Series 2002:
3,005	5.000%, 8/01/21 - FGIC Insured	8/12 at 100.00	AAA	3,149,030
3,300	5.000%, 8/01/22 - FGIC Insured	8/12 at 100.00	AAA	3,441,273

1,325	Golden West Schools Financing Authority, California, Revenue Bonds, School District General	No Opt. Call	AAA	1,620,488
	Obligation Refunding Program, Series 1998A, 6.650%, 8/01/13 - MBIA Insured

8,330	Los Angeles Unified School District, California, General Obligation Bonds, Series 2000D, 5.375%,	7/10 at 100.00	AAA	8,870,117
	7/01/25 - FGIC Insured

10,840	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E, 5.000%,	7/12 at 100.00	AAA	11,466,552
	7/01/19 - MBIA Insured

1,250	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A, 5.250%,	7/13 at 100.00	AAA	1,355,463
	7/01/20 - FSA Insured

1,375	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation Bonds,	8/14 at 100.00	Aaa	1,494,955
	Series 2004A, 5.250%, 8/01/21 - FGIC Insured

2,000	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 2001A, 5.500%,	No Opt. Call	AAA	2,311,280
	7/01/20 - MBIA Insured

4,050	Santa Rosa High School District, Sonoma County, California, General Obligation Bonds, Series 2001,	5/11 at 101.00	AAA	4,269,551
	5.300%, 5/01/26 - FGIC Insured

1,160	Saugus Union School District, Los Angeles County, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	1,215,204
	2002A, 5.000%, 8/01/21 - FGIC Insured

7,600	Southwestern Community College District, San Diego County, California, General Obligation Bonds,	8/11 at 101.00	AAA	8,106,464
	Series 2001, 5.375%, 8/01/25 - AMBAC Insured

2,710	Southwestern Community College District, San Diego County, California, General Obligation Bonds,	8/14 at 100.00	AAA	2,866,313
	Series 2004, 5.000%, 8/01/21 - FGIC Insured

	Tax Obligation/Limited - 44.1% (29.9% of Total Investments)

9,000	Anitoch Area Public Facilities Financing Agency, California, Special Tax Bonds, Community	8/11 at 100.00	AAA	9,440,640
	Facilities District 1989-1, Series 2001, 5.250%, 8/01/25 - MBIA Insured

4,500	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA-	4,898,250

4,900	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 2003C,	12/13 at 100.00	A-	5,402,397
	5.500%, 6/01/16

1,200	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/13 at 100.00	N/R	1,225,656
	Facilities District 90-2, Talega, Series 2003, 6.000%, 9/01/33

4,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	A-	4,099,960
	Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32

4,845	Encinitas Public Financing Authority, California, Lease Revenue Bonds, Acquisition Project, Series	4/08 at 102.00	AAA	5,004,013
	2001A, 5.250%, 4/01/31 - MBIA Insured

750	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	756,248
	6.000%, 9/01/34

4,000	Industry Urban Development Agency, California, Tax Allocation Refunding Bonds, Civic, Recreational	5/07 at 101.50	AAA	4,316,240
	and Industrial Redevelopment Project 1, Series 2002, 5.500%, 5/01/19 - MBIA Insured

2,000	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Refunding Bonds, Series	10/13 at 102.00	N/R	2,049,340
	2003H, 6.000%, 10/01/20

1,265	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	1,378,167
	District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24

1,320	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1, Series	9/13 at 102.00	N/R	1,398,976
	2003A, 6.500%, 9/01/25

1,000	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1, Series	9/13 at 102.00	N/R	1,016,930
	2004, 6.000%, 9/01/34

8,000	Los Angeles County Metropolitan Transportation Authority, California, Second Senior Lien	7/08 at 101.00	AAA	8,172,080
	Proposition C Sales Tax Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 - AMBAC Insured

5,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second Senior	No Opt. Call	AAA	5,610,450
	Lien Sales Tax Revenue Refunding Bonds, Series 2003A, 5.250%, 7/01/13 - MBIA Insured

3,295	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central District	3/13 at 100.00	AAA	3,652,705
	Redevelopment Project, Series 2003, 5.500%, 9/01/16 - FGIC Insured

2,000	Orange County, California, Special Tax Bonds, Community Facilities District 02-1 of Ladera Ranch,	8/11 at 101.00	N/R	2,033,020
	Series 2003A, 5.550%, 8/15/33

2,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%,	No Opt. Call	BBB+	2,304,720
	8/01/26

6,000	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/11 at 102.00	AAA	6,203,100
	Area, Series 2001, 5.250%, 10/01/35 - AMBAC Insured

1,055	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile Home	9/13 at 100.00	BBB	1,061,763
	Park, Series 2003A, 5.750%, 9/15/38

700	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz Mobile	9/13 at 100.00	N/R	710,612
	Home Park, Series 2003B, 6.625%, 9/15/38

700	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4, Series	9/14 at 100.00	N/R	718,900
	2003C, 6.000%, 9/01/33

975	San Marcos Public Facilities Authority, California, Special Tax Bonds, Community Facilities	9/09 at 102.00	N/R	989,196
	District 99-1, Series 2003B, 6.000%, 9/01/24

	Santa Clara Valley Transportation Authority, California, Sales Tax Revenue Bonds, Series 2001A:
16,090	5.000%, 6/01/25 - MBIA Insured	6/11 at 100.00	AAA	16,470,850
2,000	5.000%, 6/01/26 - MBIA Insured	6/11 at 100.00	AAA	2,037,200

1,930	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District	9/13 at 103.00	N/R	2,027,639
	01-1, Series 2003B, 6.750%, 9/01/30

850	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District	9/13 at 103.00	N/R	857,344
	01-1, Series 2004A, 6.125%, 9/01/39

500	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District	9/13 at 102.00	N/R	497,410
	01-1, Series 2004B, 6.000%, 9/01/39

3,045	Yucaipa Redevelopment Agency, California, Mobile Home Park Revenue Bonds, Rancho del Sol and	5/11 at 102.00	N/R	3,220,514
	Grandview, Series 2001A, 6.750%, 5/15/36

	Transportation - 9.0% (6.1% of Total Investments)

7,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds,	1/14 at 101.00	BBB-	5,506,690
	Series 1999, 0.000%, 1/15/27

5,585	Port of Oakland, California, Revenue Bonds, Series 2002N, 5.000%, 11/01/16 (Alternative Minimum	11/12 at 100.00	AAA	5,865,926
	Tax) - MBIA Insured

2,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International	5/12 at 100.00	AAA	2,111,080
	Airport, Second Series 2002, Issue 28A, 5.250%, 5/01/17 (Alternative Minimum Tax) - MBIA Insured

	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,
	Second Series 2003, Issue 29A:
2,430	5.250%, 5/01/18 (Alternative Minimum Tax) - FGIC Insured	5/13 at 100.00	AAA	2,571,305
2,555	5.250%, 5/01/19 (Alternative Minimum Tax) - FGIC Insured	5/13 at 100.00	AAA	2,694,375

1,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,	5/13 at 100.00	AAA	1,077,120
	Second Series 2003, Issue 29B, 5.125%, 5/01/17 - FGIC Insured

	Utilities - 10.2% (6.9% of Total Investments)

5,000	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds,	10/14 at 100.00	AAA	5,417,100
	Series 2004, 5.250%, 10/01/21 - MBIA Insured

6,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	A2	6,370,320
	5/01/18

	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2:
750	5.000%, 7/01/21 - MBIA Insured	7/13 at 100.00	AAA	789,255
1,000	5.000%, 7/01/23 - MBIA Insured	7/13 at 100.00	AAA	1,041,390

3,000	Merced Irrigation District, California, Revenue Refunding Bonds, Electric System Project, Series	9/05 at 102.00	Baa3	3,097,680
	2001, 6.850%, 9/01/36

1,000	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System	9/05 at 103.00	Baa3	1,041,010
	Project, Series 2002, 6.500%, 9/01/34

2,500	Pasadena, California, Electric Revenue Bonds, Series 2002, 5.250%, 6/01/20 - MBIA Insured	6/12 at 100.00	AAA	2,693,600

2,000	Santa Clara, California, Subordinate Electric Revenue Bonds, Series 2003A, 5.250%, 7/01/20 - MBIA	7/13 at 100.00	AAA	2,162,720
	Insured

	Water and Sewer - 13.0% (8.8% of Total Investments)

2,740	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/12 at 100.00	AAA	2,909,686
	Series 2002Z, 5.000%, 12/01/18 - FGIC Insured

4,900	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System	6/11 at 100.00	AAA	4,991,140
	Subordinated Revenue Bonds, Series 2001, 5.000%, 6/01/26 - MBIA Insured

2,655	El Dorado Irrigation District, California, Water and Sewer Certificates of Participation, Series	3/14 at 100.00	AAA	2,806,893
	2004A, 5.000%, 3/01/20 - FGIC Insured

6,885	San Diego Public Facilities Financing Authority, California, Subordinate Lien Water Revenue Bonds,	8/12 at 100.00	AAA	7,212,654
	Series 2002, 5.000%, 8/01/21 - MBIA Insured

10,000	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue	4/13 at 100.00	AAA	10,822,900
	Refunding Bonds, Series 2003A, 5.250%, 10/01/20 - MBIA Insured

$311,697	Total Long-Term Investments (cost $315,602,802) - 147.4%			326,026,952

	Other Assets Less Liabilities - 2.3%			5,098,996

	Preferred Shares, at Liquidation Value - (49.7)%			(110,000,000)

	Net Assets Applicable to Common Shares - 100%			$221,125,948

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R	Investment is not rated.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At November 30, 2004, the cost of investments was $315,593,637.

	Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2004,
	were as follows:

	Gross unrealized:
	Appreciation	$11,985,789
	Depreciation	(1,552,474)

	Net unrealized appreciation of investments	$10,433,315

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         01/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         01/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         01/28/05

* Print the name and title of each signing officer under his or her signature.